NATIONAL LIFE INSURANCE COMPANY
                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT

                        SUPPLEMENT DATED JANUARY 8, 2003
                                       TO
             SENTINEL BENEFIT PROVIDER PROSPECTUS DATED MAY 1, 2002



           On or about December 19, 2002, National Life Insurance Company ("National Life") and several other applicants filed an application with the Securities and Exchange Commission seeking an order approving the substitution of shares of the Sentinel Variable Products Trust ("SVPT") Bond Fund for shares of the Market Street Fund ("MSF") Bond Portfolio and shares of the SVPT Balanced Fund for shares of the MSF Balanced Portfolio held by corresponding subaccounts of National Variable Life Insurance Account.

           To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions. National Life anticipates that, if approval for the substitution is granted, the proposed substitution will occur on or about May 1, 2003. After the substitutions, the MSF Bond Portfolio and the MSF Balanced Portfolio will no longer be available as investment options under the Policy.

           The investment objective and policies of the SVPT Bond Fund and SVPT Balanced Fund are summarized below. Policyowners and prospective Policyowners should carefully read the Funds' Prospectus.

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                                 SVPT BOND FUND
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INVESTMENT OBJECTIVE

The investment objective is to seek high current income while seeking to control risk, by investing mainly in investment-grade bonds.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests exclusively in fixed-income securities. At least 80% of the Fund's assets are invested in investment-grade corporate bonds, U.S. Government securities, Canadian Government securities, and debt obligations of domestic banks or bank holding companies comparable with investment-grade corporate securities.
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FEES AND EXPENSES. The anticipated fees and expenses for the SVPT Bond Fund are stated below.

-------------------------------------- ----------------- --------------------------------
Investment Advisory and Management Fee  Other Expenses    Total Fund Operating Expenses
-------------------------------------- ----------------- --------------------------------
-------------------------------------- ----------------- --------------------------------
                 .40%                        .27%                     .67%
-------------------------------------- ----------------- --------------------------------

--------------------------------------------------------------------------------
                               SVPT BALANCED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective is a combination of growth of capital and current income with relatively low risk and low fluctuations in value.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in investment grade bonds and a diverse group of common stocks of well-established companies most of which pay regular dividends. Such companies are financially strong and their stock sells at attractive prices relative to their value.
--------------------------------------------------------------------------------

FEES AND EXPENSES. The anticipated fees and expenses for the SVPT Balanced Fund are stated below.

--------------------------------------- ---------------- -----------------------------
Investment Advisory and Management Fee   Other Expenses  Total Fund Operating Expenses
--------------------------------------- ---------------- -----------------------------
--------------------------------------- ---------------- -----------------------------
                 .55%                         .27%                   .82%
--------------------------------------- ---------------- -----------------------------


           From the date of this supplement until at least thirty (30) days after the proposed substitution, National Life will not exercise any rights it may have under the Policy to impose additional restrictions on or charges for transfers of Cash Value under the Policy. If the proposed substitutions are carried out, each Policyowner affected by a substitution will be sent a written notice informing them that the substitutions were carried out within five days of the event.

  This supplement should be retained with the Prospectus for future reference.




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